UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  04/16/2003
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:
                                                 -------------

Form 13F Information Table Value Total:          $
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                     FORM 13F INFORMATION TABLE

                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5            ITEM 6         ITEM 7           ITEM 8
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----
Abbott Labs             COM       002824100        639,370      17,000      X                                           17,000

Abbott Labs             COM       002824100          7,522         200                    X                                200

Abbott Labs             COM       002824100        960,936      25,550      X                                           25,550

Van Kampen Equity &
Income Fund CL B        COM       92113D201         72,207      11,425      X                                           11,425

ADC Telecom             COM       000886101        120,098      58,300      X                                           58,300

Automatic Data          COM       053015103        295,584       9,600      X                                            9,600
Processing

Automatic Data          COM       053015103         13,856         450                    X                                450
Processing

Automatic Data          COM       053015103        178,582       5,800      X                                            5,800
Processing

American Intl. Group    COM       026874107        208,728       4,221      X                                            4,221

American Intl. Group    COM       026874107         72,098       1,458                    X                              1,458

American Intl. Group    COM       026874107      1,037,065      20,972      X                                           20,972

AOL Time Warner         COM       00184A105        496,574      45,725      X                                           45,725

Apollo Group            COM       037604105        582,832      11,680      X                                           11,680

Avery Dennison Corp.    COM       053611109        601,368      10,250      X                                           10,250

Avery Dennison Corp.    COM       053611109         13,494         230                    X                                230

Avery Dennison Corp.    COM       053611109         35,202         600      X                                              600

Avery Dennison Corp.    COM       053611109         12,614         215                    X                                215

American Express Co.    COM       025816109      2,486,368      74,823      X                                           74,823

Bank of New York        COM       064057102      1,569,788      76,575      X                                           76,575

BP Amoco PLC            COM       055622104        351,246       9,102      X                                            9,102
                                                ----------
COLUMN TOTALS:                                   9,755,531




Citigroup Inc.          COM       172967101        777,571      22,571      X                                           22,571

Citigroup Inc.          COM       172967101         83,197       2,415                    X                              2,415

Citigroup Inc.          COM       172967101      1,202,098      34,894      X                                           34,894

Citigroup Inc.          COM       172967101         29,661         861                    X                                861

Citigroup Inc.          COM       172967101         36,173       1,050      X                                            1,050

Cardinal Health Inc.    COM       14149Y108         51,273         900      X                                              900

Cardinal Health Inc.    COM       14149Y108         37,031         650                    X                                650

Cardinal Health Inc.    COM       14149Y108      1,158,200      20,330      X                                           20,330

Cardinal Health Inc.    COM       14149Y108         24,212         425                    X                                425

Cardinal Health Inc.    COM       14149Y108        838,883      14,725      X                                           14,725

Carnival Corp. C1 A     COM       143658102        273,046      11,325      X                                           11,325

Clear Channel Comm.     COM       184502102      1,340,179      39,510      X                                           39,510

Cendant Corp.           COM       151313103      1,323,200     104,189      X                                          104,189

Constellation Energy    COM       210371100        323,942      11,682      X                                           11,682
Group

Colgate Palmolive       COM       194162103        334,806       6,150      X                                            6,150

CLARCOR, Inc.           COM       179895107        224,440       6,200      X                                            6,200

Conseco, Inc.           COM       208464107            557      15,918      X                                           15,918

Capital One Finl        COM       14040H105      1,032,344      34,400      X                                           34,400

Capital One Finl        COM       14040H105         60,020       2,000                    X                              2,000

Costco Wholesale        COM       22160K105         34,535       1,150                    X                              1,150
                                                ----------
COLUMN TOTALS:                                   9,185,368





Costco Wholesale        COM       22160K105        278,528       9,275      X                                            9,275

Costco Wholesale        COM       22160K105          4,505         150                    X                                150

Costco Wholesale        COM       22160K105        118,619       3,950      X                                            3,950

Computer Sciences       COM       205363104        424,029      13,027      X                                           13,027

Cisco Systems           COM       17275R102      2,214,648     170,620      X                                          170,620

Cisco Systems           COM       17275R102          5,841         450                    X                                450

Cisco Systems           COM       17275R102      1,275,791      98,289      X                                           98,289

Cisco Systems           COM       17275R102         34,786       2,680                    X                              2,680

Cisco Systems           COM       17275R102      2,651,087     204,244      X                                          204,244

CVS Corp                COM       126650100        395,910      16,600      X                                           16,600

ChevronTexaco Corp      COM       166764100      1,218,846      18,853      X                                           18,853

DuPont E 1              COM       263534109        339,714       8,742      X                                            8,742

DuPont E 1              COM       263534109          7,772         200                    X                                200

DuPont E 1              COM       263534109         46,632       1,200      X                                            1,200

Walt Disney Co.         COM       254687106        527,007      30,964      X                                           30,964

Diamond Offshore        COM       25271C102        282,416      14,550      X                                           14,550

Darden Restaurants      COM       237194105      1,395,870      78,200      X                                           78,200

Duke Energy Corp.       COM       264399106        273,919      18,839      X                                           18,839

Equity Office
Properties Tr. REIT     COM       294741103        204,873       8,050      X                                            8,050

Flextronics Intl        COM       Y2573F102         14,824       1,700      X                                            1,700
                                                ----------
COLUMN TOTALS:                                  11,715,616




Flextronics Intl        COM       Y2573F102         19,620       2,250                    X                              2,250

Flextronics Intl        COM       Y2573F102         73,684       8,450      X                                            8,450

General Electric        COM       369604103      3,880,667     152,183      X                                          152,183

General Electric        COM       369604103         12,750         500                    X                                500

General Electric        COM       369604103         30,600       1,200      X                                            1,200

General Electric        COM       369604103         58,650       2,300                    X                              2,300

General Electric        COM       369604103      3,444,260     135,069      X                                          135,069

Health Care
Properties              COM       42191510         506,053      15,174      X                                           15,174

Harley Davidson         COM       412822108        330,586       8,325      X                                            8,325

Harley Davidson         COM       412822108         32,761         825                    X                                825

Harley Davidson         COM       412822108         19,885         500      X                                              500

Harley Davidson         COM       412822108          4,964         125                    X                                125

Harley Davidson         COM       412822108        129,058       3,250      X                                            3,250

Intl Business Machns    COM       459200101        274,505       3,500      X                                            3,500

Intl Business Machns    COM       459200101          7,843         100                    X                                100

Intl Business Machns    COM       459200101          7,843         100      X                                              100

Intl Business Machns    COM       459200101         41,176         525                    X                                525

Intl Business Machns    COM       459200101        339,210       4,325      X                                            4,325

Intel Corp.             COM       458140100      1,225,884      75,300      X                                           75,300

Illinois Tool Works     COM       452308109        343,085       5,900      X                                            5,900
                                                ----------
COLUMN TOTALS:                                  10,783,051




Johnson & Johnson       COM       478160104        544,441       9,408      X                                            9,408

Johnson & Johnson       COM       478160104         75,231       1,300                    X                              1,300

Kimberly Clark Corp.    COM       49436810         295,490       6,500      X                                            6,500

Coca Cola               COM       191216100        457,424      11,300      X                                           11,300

Liberty Media           COM       530718105        270,008      27,750      X                                           27,750
Corp A

Lear Corp.              COM       521865105        586,810      16,600      X                                           16,600

Lowes Cos.              COM       548661107      3,025,619      74,121      X                                           74,221

Medtronic Inc.          COM       585055106        512,112      11,350      X                                           11,350

Medtronic Inc.          COM       585055106          6,768         150                    X                                150

Medtronic Inc.          COM       585055106        154,536       3,425      X                                            3,425

Medtronic Inc.          COM       585055106         19,176         425                    X                                425

Medtronic Inc.          COM       585055106         95,880       2,125      X                                            2,125

Medtronic Inc.          COM       585055106         50,083       1,110                    X                              1,110

Mercury Interactive     COM       589405109          4,155         140                    X                                140

Mercury Interactive     COM       589405109        115,752       3,900      X                                            3,900

Mercury Interactive     COM       589405109         15,730         530                    X                                530

Mercury Interactive     COM       589405109        327,964      11,050      X                                           11,050

Mercury Interactive     COM       589405109          4,155         140                    X                                140

Mercury Interactive     COM       589405109       1,009,120     34,000      X                                           34,000

Altria Group            COM       02209S103         919,712     30,698      X                                           30,698
                                                 ----------
COLUMN TOTALS:                                    8,490,167





Motorola Inc.           COM       620076109        277,932      33,648      X                                           33,648

Merck & Co.             COM       589331107      1,634,690      29,841      X                                           29,841

Merck & Co.             COM       589331107          5,478         100                    X                                100

Microsoft Corp.         COM       594918104         62,946       2,600      X                                            2,600

Microsoft Corp.         COM       594918104         21,789         900                    X                                900

Microsoft Corp.         COM       594918104        569,177      23,510      X                                           23,510

Microsoft Corp.         COM       594918104          7,263         300                    X                                300

Microsoft Corp.         COM       594918104         87,156       3,600      X                                            3,600

Microsoft Corp.         COM       594918104         20,579         850                    X                                850

Microsoft Corp.         COM       594918104          6,053         250      X                                              250

Nokia Corp ADR          COM       654902204         46,233       3,300      X                                            3,300

Nokia Corp ADR          COM       654902204          4,483         320                    X                                320

Nokia Corp ADR          COM       654902204          2,802         200      X                                              200

Nokia Corp ADR          COM       654902204          4,483         320                    X                                320

Nokia Corp ADR          COM       654902204         61,644       4,400      X                                            4,400

Nokia Corp ADR          COM       654902204         17,933       1,280                    X                              1,280

Nokia Corp ADR          COM       654902204         11,208         800      X                                              800

Nextel Communication    COM       65332V103        211,562      15,800      X                                           15,800

Oracle Systems          COM       68389X105        223,272      20,580      X                                           20,580

Pepsico                 COM       713448108         87,800       2,195                    X                              2,195
                                                ----------
COLUMN TOTALS:                                   3,364,483



Pepsico                 COM       713448108         12,000         300      X                                              300

Pepsico                 COM       713448108          9,200         230                    X                                230

Pepsico                 COM       713448108      1,658,200      41,455      X                                           41,455

TVA 6.75%, 6/1/28       PREF      880591300        317,242      12,090      X                                           12,090
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       1,979,969      63,542      X                                           63,542

Pfizer Inc.             COM       71708110           3,116         100                    X                                100

Pfizer Inc.             COM       71708110          35,834       1,150      X                                            1,150

Pfizer Inc.             COM       71708110          30,537         980                    X                                980

Proctor & Gamble        COM       742718109        346,048       3,886      X                                            3,886

Ing Prime Rate Trust    COM       44977W106         72,252      10,800      X                                           10,800

Raytheon Co             COM       755111507        503,568      17,750      X                                           17,750

SBC Communications      COM       78387G103        207,200      10,329      X                                           10,329

Schering-Plough Corp.   COM       806605101        588,443      33,003      X                                           33,003

Schlumberger Ltd.       COM       806857108        915,129      24,076      X                                           24,076

Staples Inc.            COM       855030102      2,179,565     118,907      X                                          118,907

Liberty Intermed
Bond Fund               COM       858420300        144,229      16,250      X                                           16,250

Service Master Co.      COM       81760N109        266,240      26,624      X                                           26,624

Teva Pharm Inds ADR     COM       881624209      3,321,338      79,744      X                                           79,744

Thermo Electron Corp.   COM       883556102        196,729      10,869      X                                           10,869

TOTAL FINA ELF S.A.     COM       89151E109        340,076       5,375      X                                            5,375
                                                ----------
COLUMN TOTALS:                                  13,126,984


T. Rowe Price
Tax-Free Income Fund    COM       779576107        126,235      12,611      X                                           12,611

Tyco International      COM       902124106         10,288         800      X                                              800

Tyco International      COM       902124106          7,909         615                    X                                615

Tyco International      COM       902124106         21,862       1,700      X                                            1,700

Tyco International      COM       902124106         10,610         825                    X                                825

Tyco International      COM       902124106         23,148       1,800      X                                            1,800

Tyco International      COM       902124106          2,765         215                    X                                215

Tyco International      COM       902124106        683,908      53,181      X                                           53,181

Viacom Inc. Cl B        COM       925524308         39,113       1,071      X                                            1,071

Viacom Inc. Cl B        COM       925524308         21,912         600                    X                                600

Viacom Inc. Cl B        COM       925524308        421,806      11,550      X                                           11,550

Viacom Inc. Cl B        COM       925524308         21,912         600                    X                                600

Viacom Inc. Cl B        COM       925524308          7,304         200      X                                              200

Viacom Inc. Cl B        COM       925524308          7,304         200                    X                                200

Viacom Inc. Cl B        COM       925524308      1,574,742      43,120      X                                           43,120

Verizon Comm            COM       92343V104         19,973         565      X                                              565

Verizon Comm            COM       92343V104         17,675         500                    X                                500

Verizon Comm            COM       92343V104        445,516      12,603      X                                           12,603

Wachovia Corp. New      COM       929903102        351,500      10,317      X                                           10,317

Wells Fargo & Co.       COM       949746101        222,701       4,950      X                                            4,950
                                                ----------
COLUMN TOTALS:                                   4,038,182





Wells Fargo & Co.       COM       949746101         23,620         525                    X                                525

Wells Fargo & Co.       COM       949746101        155,216       3,450      X                                            3,450

Wells Fargo & Co.       COM       949746101         16,871         375                    X                                375

Wells Fargo & Co.       COM       949746101          6,749         150      X                                              150

Waste Management Inc.   COM       94106L109          6,354         300      X                                              300

Waste Management Inc.   COM       94106L109         27,534       1,300                    X                              1,300

Waste Management Inc.   COM       94106L109         42,360        2000      X                                             2000

Waste Management Inc.   COM       94106L109         22,239       1,050                    X                              1,050

Waste Management Inc.   COM       94106L109        110,136       5,200      X                                            5,200

Wal-Mart                COM       931142103      3,885,861      74,685      X                                           74,685

Exxon Mobil Corp.       COM       30231G102      1,354,417      38,753      X                                           38,753

Exxon Mobil Corp.       COM       30231G102          3,495         100                    X                                100

Exxon Mobil Corp.       COM       30231G102         36,907       1,056      X                                            1,056

Exxon Mobil Corp.       COM       30231G102          3,495         100                    X                                100

Exxon Mobil Corp.       COM       30231G102        620,013      17,740      X                                           17,740
                                                ----------
COLUMN TOTALS:                                   6,315,266

GRAND TOTAL:                                    76,774,648
                                                ==========

